Bradesco Latin American Equity Fund
Bradesco Latin American Equity Fund
Investment Objective
The Bradesco Latin American Equity Fund (the "Latin American Equity Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Latin American Equity Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Latin American Equity Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 26 of this prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Bradesco Latin American Equity Fund	Class A		Class C		Institutional Class	Retail Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[1]	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%		2.00%		2.00%	2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A 1.00% CDSC will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Bradesco Latin American Equity Fund		Class A	Class C	Institutional Class	Retail Class
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses		1.98%	1.98%	1.98%	1.98%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	3.24%	3.99%	2.99%	3.24%
Fee Waiver and/or Expense Reimbursement	[2]	(1.23%)	(1.23%)	(1.23%)	(1.23%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	2.01%	2.76%	1.76%	2.01%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include "Acquired Fund" fees and expenses.
[2]	BRAM US LLC ("BRAM US" or the "Adviser") has contractually agreed to waive or otherwise reduce its annual compensation received from the Latin American Equity Fund to the extent necessary to ensure that the Fund's "Total Annual Fund Operating Expenses," excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees) "Acquired Fund" fees and expenses, interest, extraordinary items and brokerage commissions, do not exceed 1.75% of average daily net assets of the Latin American Equity Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees approves its earlier termination. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Latin American Equity Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect as the time of reimbursement. No recoupment will occur unless the Latin American Equity Fund's expenses are below the Expense Limitation amount.

Expense Example

This Example is intended to help you compare the cost of investing in the Latin American Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Latin American Equity Fund's Class A, Class C, Retail Class and Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Latin American Equity Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Bradesco Latin American Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	743	1,385	2,049	3,816
Class C	279	1,103	1,944	4,122
Institutional Class	179	809	1,464	3,221
Retail Class	204	883	1,586	3,456

Portfolio Turnover

The Latin American Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Latin American Equity Fund's performance. During the Latin American Equity Fund's most recent fiscal year, the Fund's portfolio turnover rate was 76.71% of the average value of its portfolio.

Summary of Principal Investment Strategies

Under normal circumstances, the Latin American Equity Fund invests at least 80% of its net assets, at the time of initial purchase, in equity or equity-related securities of issuers that: (i) have their principal securities trading market in a Latin American country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in one or more Latin American countries; (iii) are organized under the laws of, and have a principal office in, a Latin American countries, (iv) are depositary receipts of issuers described in (i) and (iii) above, or (v) are exchange-traded funds that invest in one or more Latin American countries. The Latin American Equity Fund defines Latin America as Mexico, Central America (except Belize), and South America (except French Guyana, Guyana, and Suriname).

The Adviser uses a bottom-up approach (stock picking), to select companies based on the Adviser's assessment of their potential growth, their strategy, their macroeconomic environment and the quality of the management of these companies. The Fund may invest in small-capitalization companies (market capitalization up to $1 billion) and mid-capitalization companies (market capitalization between $1 billion and $10 billion).

The Latin American Equity Fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease currency exposure, or as alternatives to direct investments. The Fund may utilize derivatives with respect to individual securities, indices and baskets of securities and currencies as part of its principal investment strategies and may invest in, (i) call and put options (including options on futures contracts); (ii) futures and forward contracts, and swap agreements (including total return, and currency swaps); and (iii) credit linked notes, structured notes and other related instruments.

The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund.

The Adviser will sell the Latin American Equity Fund's securities if the Adviser believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available.

Summary of Principal Risks

The Latin American Equity Fund is subject to the principal risks summarized below. These risks could adversely affect the Latin American Equity Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Latin American Equity Fund.

•  Risks of Investing in Latin America: The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates and high interest rates. The emergence of Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.

•  Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•  Derivatives Risk: The Fund's use of derivatives, such as call and put options, futures contracts and options on futures contracts, forward contracts and swap agreements, may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

•  Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

•  Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. Changes in foreign currency exchange rates can affect the value of the Fund's portfolio. The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•  Geographic Concentration Risk: From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

•  Leverage Risk: Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage.

•  Market Risk and Selection Risk: Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•  Non-Diversification Risk: The risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities.

•  Portfolio Turnover Risk: The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

•  Small- and Mid-Cap Securities Risk: The securities of small- and mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

•  Valuation Risk: The risk that the Latin American Equity Fund has valued certain of its securities at a higher price than it can sell them.

Performance Information

The bar chart and table shown below provide some indication of the risks and volatility of investing in the Institutional Class shares of the Latin American Equity Fund by showing the Fund's performance for the past two calendar years and by showing how the Latin American Equity Fund's average annual returns for one year and since inception periods compared with those of the MSCI EM (Emerging Markets) Latin America Net Total Return Index (net of foreign withholding taxes), a broad measure of market performance. The front-end sales charge on Class A shares is not reflected in the bar chart or calendar year-to-date returns; if the front-end sales charge was reflected, returns would be less than shown. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling the Fund toll-free at (866) 640-5705.

Calendar Year-to-Date Total Return as of June 30, 2016: 21.10% During the periods shown in the chart:
Best Quarter	Worst Quarter
7.14%	-22.41%
(June 30, 2014)	(September 30, 2015)

Average Annual Total Returns for the periods ended December 31, 2015
Average Annual Returns - Bradesco Latin American Equity Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class		(30.80%)	(22.08%)	Dec. 20, 2013
Retail Class		(30.96%)	(31.61%)	Jun. 09, 2014
After Taxes on Distributions | Institutional Class		(30.80%)	(22.09%)
After Taxes on Distributions and Sale of Fund Shares | Institutional Class		(17.44%)	(16.27%)
MSCI EM (Emerging Markets) Latin America Net Total Return Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes) - Institutional Class Shares Comparison	[1]	(12.71%)	(12.26%)	Dec. 20, 2013
MSCI EM (Emerging Markets) Latin America Net Total Return Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes) - Retail Class Shares Comparison	[1]	(12.71%)	(16.64%)	Jun. 09, 2014
[1]	The MSCI EM (Emerging Markets) Latin America Net Total Return Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets in Latin America. The MSCI EM (Emerging Markets) Latin America Net Total Return Index consists of the following 5 emerging market country indexes: Brazil, Chile, Colombia, Mexico and Peru. The index reflects the reinvestment of dividends on securities in the index. The index is unmanaged and it is not possible to invest in an index (net of foreign withholding taxes).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After -tax-returns shown are for Institutional Class shares only; after tax returns for Class A, Class C and Retail Class shares will vary. The "Institutional Class Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Institutional Class Shares Return before Taxes" and the "Institutional Class Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of the Fund shares immediately after the relevant periods.